Stock-Based Compensation (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Options outstanding
Exercise Prices, Lower Range Limit	$ 28.44
Exercise Prices, Upper Range Limit	$ 2,026.00
Exercise Prices		$ 20.00
Outstanding Options, Number		2,236
Outstanding Options, Weighted Average Remaining Contractual Life	7 years	8 years
Outstanding Options, Weighted Average Exercise Price Per Share		$ 20.00
Options Exercisable, Number		1,118
Options Exercisable, Weighted Average Exercise Price Per Share		$ 20.00
Range One [Member]
Summary of Options outstanding
Exercise Prices, Upper Range Limit	$ 20.00
Outstanding Options, Number	2,864
Outstanding Options, Weighted Average Remaining Contractual Life	7 years 5 months 1 day
Outstanding Options, Weighted Average Exercise Price Per Share	$ 20.00
Options Exercisable, Number	2,550
Options Exercisable, Weighted Average Exercise Price Per Share	$ 20.00
Range Two [Member]
Summary of Options outstanding
Exercise Prices, Lower Range Limit	$ 28.44
Exercise Prices, Upper Range Limit	$ 2,026.00
Outstanding Options, Number	26
Outstanding Options, Weighted Average Remaining Contractual Life	3 years 7 months 24 days
Outstanding Options, Weighted Average Exercise Price Per Share	$ 174.50
Options Exercisable, Number	25
Options Exercisable, Weighted Average Exercise Price Per Share	$ 178.71
Range Three [Member]
Summary of Options outstanding
Exercise Prices, Lower Range Limit	$ 20.00
Exercise Prices, Upper Range Limit	$ 2,026.00
Outstanding Options, Number	2,890
Outstanding Options, Weighted Average Remaining Contractual Life	7 years 4 months 21 days
Outstanding Options, Weighted Average Exercise Price Per Share	$ 21.39
Options Exercisable, Number	2,575
Options Exercisable, Weighted Average Exercise Price Per Share	$ 21.55